Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Categories of financial liabilities [abstract]
Finance leases	$ 1,018	$ 13
Total non-current financial liabilities	1,018	13
Finance leases	333	21
Total current financial liabilities	333	21	$ 1,730	$ 2,091
Trade payables	15,883	9,460
Other current liabilities	8,369	6,570
Total Financial liabilities	$ 25,603	$ 16,064